Other Financial Data (Accrued Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Deferred revenue	$ 359	$ 377
Compensation	315	406
Billings in excess of costs and earnings	295	387
Tax liabilities	85	74
Customer reserves	52	75
Dividend payable	79	72
Other	578	597
Accrued liabilities	$ 1,763	$ 1,988